UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22827

TCG Financial Series Trust II

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant’s Telephone Number, including Area Code: (305) 461-6090

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

TCG Daily Liquidity

Money Market Fund

Institutional Class (DLIXX)

December 31, 2015

(Unaudited)

TCG DAILY LIQUIDITY MONEY MARKET FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund's investments by investment type as a percentage of net assets.

Certificate of Deposit
1.60%
Other Assets
0.04%
Money Market Fund
16.09%
Bank Deposits
82.27%

Please refer to the Schedule of Investments for a detailed analysis of the Fund's holdings.

TCG Daily Liquidity Money Market Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Security Description	Location of Investment	Coupon/Yield	Maturity/ Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 82.27%
American Enterprise Bank of Florida *	Florida	0.40%	1/7/2016	$ 245,151	$ 245,151
American Plus Bank, N.A. *	California	1.00%	1/7/2016	245,477	245,477
Banco do Brasil Americas *	Florida	0.25%	1/7/2016	1,000	1,000
Banesco USA *	Florida	1.00%	1/7/2016	246,043	246,043
Bank of Commerce Stilwell *	Oklahoma	0.50%	1/7/2016	127,521	127,521
Bank of Santa Clarita *	California	0.50%	1/7/2016	980,740	980,740
Bank of the Cascades *	Oregon	0.75%	1/7/2016	218,208	218,208
Bank of the Ozarks *	Arkansas	0.40%	1/7/2016	217,526	217,526
BankUnited, FSB *	Florida	0.74%	1/7/2016	245,434	245,434
Bay Cities Bank *	Florida	0.31%	1/7/2016	100,052	100,052
BBVA Compass *	Alabama	0.20%	1/7/2016	100,001	100,001
Blackhawk Bank *	Wisconsin	0.55%	1/7/2016	245,288	245,288
C1 Bank *	Florida	0.55%	1/7/2016	245,204	245,204
Coastal Community Bank *	Washington	0.40%	1/7/2016	100,068	100,068
Columbia State Bank *	Washington	0.75%	1/7/2016	248,221	248,221
Comenity Bank *	Delaware	0.75%	1/7/2016	248,221	248,221
Comenity Capital Bank *	Utah	0.75%	1/7/2016	248,221	248,221
Commercial Bank of California *	California	0.50%	1/7/2016	245,267	245,267
Embassy National Bank *	Georgia	0.70%	1/7/2016	245,362	245,362
Encore Bank N.A.*	Florida	0.50%	1/7/2016	245,111	245,111
Enterprise Bank and Trust *	Missouri	0.30%	1/7/2016	102,539	102,539
Enterprise Bank and Trust Company *	Massachusettes	0.75%	1/7/2016	248,221	248,221
EverBank *	Florida	1.05%	1/7/2016	245,494	245,494
First American Bank *	Illinois	0.35%	1/7/2016	100,074	100,074
First Business Bank *	Wisconsin	0.75%	1/7/2016	248,221	248,221
First Capital Bank of Kentucky *	Kentucky	0.40%	1/7/2016	100,084	100,084
First Citrus Bank *	Florida	0.60%	1/7/2016	245,235	245,235
First City Bank of Commerce *	Florida	0.75%	1/7/2016	245,400	245,400
First Foundation Bank *	California	0.50%	1/7/2016	245,156	245,156
First Internet Bank of Indiana *	Indiana	0.60%	1/7/2016	245,315	245,315
FirstBank Florida *	Florida	0.70%	1/7/2016	245,382	245,382
Flagler Bank *	Florida	0.70%	1/7/2016	245,367	245,367
Floridian Community Bank *	Florida	0.60%	1/7/2016	245,303	245,303
Great Midwest Bank S.S.B.*	Wisconsin	0.35%	1/7/2016	100,000	100,000
International Finance Bank *	Florida	0.70%	1/7/2016	245,362	245,362
Metropolitan Commercial Bank *	New York	0.65%	1/7/2016	248,868	248,868
New York Community Bank *	New York	0.75%	1/7/2016	248,221	248,221
NexBank, SSB *	Texas	0.50%	1/7/2016	245,270	245,270
NorthStar Bank *	Iowa	0.50%	1/7/2016	200,023	200,023
Ocean Bank *	Florida	0.45%	1/7/2016	245,160	245,160
One West Bank N.A. *	California	0.30%	1/7/2016	110,060	110,060
Pacific National Bank *	Florida	1.00%	1/7/2016	245,516	245,516
PanAmerican Bank *	California	0.80%	1/7/2016	245,424	245,424
Peapack-Gladstone Bank *	New Jersey	0.50%	1/7/2016	200,004	200,004
Post Oak Bank *	Texas	0.35%	1/7/2016	100,075	100,075
Professional Bank *	Florida	0.90%	1/7/2016	245,500	245,500
Quantum National Bank *	Georgia	0.50%	1/7/2016	245,262	245,262
Renasant Bank *	Mississippi	0.75%	1/7/2016	248,221	248,221
River Cities Bank *	Wisconsin	0.50%	1/7/2016	245,146	245,146
RiverBend Bank *	Texas	0.50%	1/7/2016	245,257	245,257
Sabadell United Bank, N.A. *	Florida	0.55%	1/7/2016	100,001	100,001
Santander Bank N.A.*	Delaware	0.20%	1/7/2016	244,900	244,900
Stonegate Bank *	Florida	0.60%	1/7/2016	245,000	245,000
TD Bank *	Delaware	0.10%	1/7/2016	10,024	10,024
The Bank of Delmarva *	Delaware	0.50%	1/7/2016	225,008	225,008
Washington Financial Bank *	Pennsylvania	0.75%	1/7/2016	248,221	248,221
Washington Federal Bank For Savings *	Illinois	0.55%	1/7/2016	200,025	200,025
Wolverine Bank *	Michigan	0.25%	1/7/2016	100,059	100,059
TOTAL FOR BANK DEPOSITS (Cost $12,596,514) - 82.27%					$12,596,514

CERTIFICATE OF DEPOSIT - 1.60%
Banco do Brasil Americas *	Florida	1.34%	12/24/2016	$ 245,000	$ 245,000
TOTAL FOR CERTIFICATE OF DEPOSIT (Cost $245,602) - 1.60%					$ 245,000

MONEY MARKET FUND - 16.09%
Fidelity Institutional Money Market Fund		0.29%	1/4/2016	$ 2,464,405	$ 2,464,405
TOTAL FOR MONEY MARKET FUND (Cost $2,464,405) - 16.09%					$ 2,464,405

TOTAL INVESTMENTS (Cost $15,306,521) - 99.96%					$15,305,919

OTHER ASSETS LESS LIABILITIES, NET - 0.04%					5,474

NET ASSETS - 100.00%					$15,311,393

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at December 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

The accompanying notes are an integral part of these financial statements.

TCG Daily Liquidity Money Market Fund
Statement of Assets and Liabilities
December 31, 2015 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $15,306,521)	$ 15,305,919
Cash	2,517
Receivables:
Interest	6,648
Prepaid Expenses	1,190
Total Assets	15,316,274
Liabilities:
Payables:
Due to Advisor	1,949
Trustee Fees	169
Accrued Expenses	2,763
Total Liabilities	4,881
Net Assets	$ 15,311,393

Net Assets Consist of:
Paid In Capital	$ 15,311,995
Unrealized Depreciation in Value of Investments	(602)
Net Assets	$ 15,311,393

Institutional Class Shares:
Net Assets	$ 15,311,393
Shares Outstanding (Unlimited number of shares authorized without par value)	15,312,093
Net Asset Value	$ 1.00

The accompanying notes are an integral part of these financial statements.

TCG Daily Liquidity Money Market Fund
Statement of Operations
For the six months ended December 31, 2015 (Unaudited)

Investment Income:
Interest Income	$ 22,757
Total Investment Income	22,757

Expenses:
Advisory Fees	19,813
Transfer Agent	2,377
Trustee Fees	669
Legal	2,507
Audit Fees	1,260
Custody	1,085
Compliance Fees	479
NASDAQ Fees	252
Registration Fees	241
Miscellaneous	184
Printing & Mailing	4
Total Expenses	28,871
Fees Waived and Reimbursed by the Advisor	(17,080)
Net Expenses	11,791

Net Investment Income	$ 10,966

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(602)
Net Realized and Unrealized Loss on Investments	(602)

Net Increase in Net Assets Resulting from Operations	$ 10,364

The accompanying notes are an integral part of these financial statements.

TCG Daily Liquidity Money Market Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended	(a)
	12/31/2015	6/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,966	$ 1,029
Net Realized Gain on Investments	-	-
Change in Unrealized Appreciation (Depreciation) on Investments	(602)	-
Net Increase in Net Assets Resulting from Operations	10,364	1,029

Distributions to Shareholders:
Net Investment Income	(8,661)	(1,029)
Total Dividends and Distributions Paid to Shareholders	(8,661)	(1,029)

Capital Share Transactions	14,808,661	501,029

Total Increase in Net Assets	14,810,364	501,029

Net Assets:
Beginning of Period	501,029	-

End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 15,311,393	$ 501,029

(a) The Fund commenced investment operations on July 3, 2014.

The accompanying notes are an integral part of these financial statements.

TCG Daily Liquidity Money Market Fund
Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the periods presented.

	(Unaudited)
	Six Months
	Ended		Period Ended	(a)
	12/31/2015		6/30/2015

Net Asset Value, at Beginning of Period	$ 1.00		$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)	0.00	(d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	(d)	0.00
Total from Investment Operations	0.00		0.00

Distributions:
Net Investment Income	0.00	(d)	0.00	(d)
Total from Distributions	0.00		0.00

Net Asset Value, at End of Period	$ 1.00		$ 1.00

Total Return **	0.12%	(c)	0.19%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,311		$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	0.73%	(b)	3.23%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%	(b)	(2.72)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.30%	(b)	0.25%	(b)
Ratio of Net Investment Income to Average Net Assets	0.28%	(b)	0.26%	(b)
Portfolio Turnover	0.00%	(c)	0.00%	(c)

(a) The Fund commenced investment operations on July 3, 2014.
(b) Annualized
(c) Not Annualized
(d) Amount is less than $0.005
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TCG Daily Liquidity Money Market Fund
NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (Unaudited)

1.  ORGANIZATION

The TCG Financial Series Trust II (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust may issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Daily Liquidity Money Market Fund (formerly TCG Daily Liquidity Government Money Market Fund) (the “Fund”) is a separate diversified series of the Trust. The Fund’s name was changed on October 28, 2015 removing the reference to “Government.”  There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.  Currently, the only active share class is the Institutional Class shares.

The investment objective of the Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments:  The Fund seeks to achieve its objective by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities and bank deposits with maturities of not more than 397 days, including variable rate instruments and repurchase agreements with regard to such obligations.

The Deposits held in the Fund’s portfolio include deposits in a checking account, money order, negotiable order of withdrawal account, savings account, money market deposit account, and time deposit such as a certificate of deposit.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  Accordingly, because each of the Fund’s deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s deposits will be fully insured by the FDIC.

The Fund’s advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity  will be 60 days or less, and the dollar-weighted average life to maturity of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund’s advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of Subchapter M, of the Internal Revenue Code, that are applicable to regulated investment companies and to distribute substantially all its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by Internal Revenue Service statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns.   For the six months ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Dividends from net investment income will be declared daily and paid monthly, if any.  Net realized capital gains, if any, will be distributed annually.  Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the advisor the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets measured at fair value on a recurring basis follows.

Money Market Deposit Accounts. Money market deposit accounts are valued at their cash liquidation value and are categorized as Level 1.

Money Market Funds. Money market funds are valued at their net asset value of $1.00 per share, and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of December 31, 2015:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Bank Deposits	$ 12,596,514	$ -	$ -	$ 12,596,514
Certificate of Deposit	245,000	-	-	245,000
Short-Term Investment	2,464,405	-	-	2,464,405
	$ 15,305,919	$ -	$ -	$ 15,305,919

For the six months ended December 31, 2015, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value.  Therefore, no reconciliation of Level 3 securities is provided.  Also, there were no transfers between any level during the period.  The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

4.  MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

Effective September 3, 2015, Catalyst Capital Advisors, LLC (“Catalyst” or the “Advisor”) has been retained by the Trust under an investment management agreement (the "Management Agreement") to act as the Fund’s investment advisor, subject to the authority of the Board.  The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives, policies and restrictions of the Fund.  The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses. Prior to September 3, 2015, TCG Financial Services, LLC (“TCG”) was the Fund’s investment advisor.

It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.50% of the Fund’s average daily net assets.  For the period August 25, 2014 through September 2, 2015 the investment management fee was 0.60% of the Fund’s average daily net assets and paid to TCG. Effective September 3, 2015, the Board approved a change of the management fee, decreasing it to 0.50% of the average daily net assets of the Fund and paid to Catalyst.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s shareholder servicing plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)).  For the period August 25, 2014 through September 2, 2015 the expense limitation was a percentage of daily net assets of 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets.  Effective September 3, 2015 the expense limitation is a percentage of daily net assets of 0.30% for all share classes until October 31, 2016 (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Fund’s average daily net assets. While the Fund considers “non-routine expenses” to include, but not be limited to, any reimbursement payments made by the Fund to the investment advisor of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment advisor in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management  Agreement.  The Advisor may not terminate this agreement without the consent of the Board of the Trust, which consent will not be unreasonably withheld.

For the period July 1, 2015 through September 2, 2015, TCG earned $527 pursuant to its management agreement with the Trust. For the period July 1, 2015 through September 2, 2015, TCG waived advisory fees of $527 and reimbursed expenses of $1,570, for a total of $2,097 pursuant to an expense limitation agreement. For the period September 3, 2015 through December 31, 2015, Catalyst earned $19,286 pursuant to the management agreement. For the period September 3, 2015 through December 31, 2015, Catalyst waived advisory fees of $14,983 pursuant to the expense limitation agreement. At December 31, 2015, the Fund owed the Advisor $1,949 in advisory fees.

At June 30, 2015, the amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2015	June 30, 2018	$11,933

A Trustee of the Trust was also an officer of TCG.

5.  DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan (the "Plan") that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated, currently.

6.  CAPITAL SHARE TRANSACTIONS

The Board is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.  As of December 31, 2015, paid-in-capital totaled $15,311,995.

The following is a summary of capital share activity for the six months ended December 31, 2015 and period July 3, 2014 (commencement of investment operations) through June 30, 2015:

	Six Months Ended December 31, 2015		Period Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares Sold	14,800,000	$ 14,800,000	504,250	$ 504,250
Shares issued in reinvestment of distributions	8,661	8,661	1,029	1,029
Shares redeemed	(-)	(-)	(4,250)	(4,250)
Net Increase	14,808,661	$ 14,808,661	501,029	$ 501,029

7.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $ - and $ -, respectively.

8.  TAX MATTERS

For the six months ended December 31, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 15,306,521

Gross tax appreciation of investments	$ -

Gross tax depreciation of investments	$ (602)

Net tax appreciation of investments	$ (602)

The Fund declares daily and pays monthly, if any, income distributions.

During the six months ended December 31, 2015, distributions of $0.0012 per share, or $8,661 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended December 31, 2015 was $8,661 of ordinary income.

During the period July 3, 2014 (commencement of investment operations) through June 30, 2015, distributions of $0.0019 per share, or $1,029 in aggregate, were declared and paid from net investment income.

For the period July 3, 2014 through June 30, 2015, the component of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income

$     -

The tax character of distributions paid during the period July 3, 2014  through June 30, 2015 was $1,029 of ordinary income.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, Carey and Company, for the benefit of its customers, owned, in aggregate, approximately 97% of the voting securities of the Fund, and may be deemed to control the Fund.

10.  MONEY MARKET FUND REFORM

In October 2014, the SEC adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market funds and institutional tax exempt money market funds as well as will provide for redemption fees and gates under certain circumstances.  Management has determined that it is in the best interest of the Fund to immediately amend its investment strategies so as to bring the Fund into compliance with the new regulations.

11.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

TCG Daily Liquidity Money Market Fund

Expense Illustration

December 31, 2015 (Unaudited)

Expense Example

As a shareholder of the TCG Daily Liquidity Money Market Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2015	December 31, 2015	July 1, 2015 to December 31, 2015

Actual	$1,000.00	$1,001.20	$1.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.69	$1.53

* Expenses are equal to the Fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

TCG DAILY LIQUIDITY MONEY MARKET FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2015 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

Approval of Advisory Agreement – Catalyst Capital Advisors, LLC & TCG Financial Series Trust I-X

In connection with a special meeting of the Board of Trustees (the Board or the “Trustees”) of TCG Financial Series Trust I-X (collectively, the “Trust”), discussed the approval of the investment management agreement (the “Management Agreement”) between Catalyst Capital Advisors LLC (“Catalyst” or the “Advisor”) and the Trust with respect to TCG Cash Reserve Money Market Fund, TCG Daily Liquidity Money Market Fund, TCG Liquid Assets Money Market Fund,  TCG Ultra Money Market Fund, TCG Liquidity Plus Money Market Fund, TCG Select Money Market Fund, TCG Advantage Money Market Fund, TCG Primary Liquidity Money Market Fund, TCG Max Money Market Fund,  (each a “Fund” and collectively, the “Funds”) (the “Advisory Agreement”). The Board requested information it believed to be helpful in order to properly review the suitability and appropriateness of the Catalyst as the new Advisor to the Funds. The Trustees reviewed the materials it received from Catalyst with respect to its business operations and industry experience. The materials included information about Catalyst, the services it would provide to the Funds as the Funds’ investment advisor, its personnel, its operations, its financial condition and the businesses conducted by its affiliated organizations in the financial services and broker/dealer industries. The Board also considered Catalyst’s business plan with respect to the Funds and its desire to utilize the Funds in conjunction with other funds that are part of the Mutual Series Trust and Catalyst Funds.

As part of their analysis, the Trustees evaluated the information they were provided and in so doing considered:

i.

the nature and quality of the services to be provided by Catalyst;

ii.

the fees and expenses of the Funds;

iii.

the experience and qualification of Catalyst personnel providing services;

iv.

the financial strength and resources of Catalyst and its commitment to asset management growth;

v.

whether the advisory fees payable to Catalyst are fair and reasonable in light of the services expected to be provided;

vi.

Catalyst’s code of ethics and whether such code was consistent with Rule 17j-1 under the 1940 Act and with the code of ethics of the Trust;

The Trustees also considered that:

i.

The total management fee rate of .50% in the Management Agreement will be comparable with industry norms of other advisors of money market funds. The Board further reviewed fact that the new Advisor agreement is not a unitary fee arrangement rather a standard fee arrangement with an expense limitation agreement. The Board further reviewed profitability data provided by Catalyst which noted that it would not become profitable until each Fund’s total AUM reaches $10 million. The Board noted that Catalyst has indicated that it believes it will direct approximately $15 million in assets into the Funds in less than 90 days. The Board took into consideration Catalyst’s global business plan that it had relationships with other funds which it is the Advisor of and the other industry relationship it has that would continue to bring in more assets into the Fund. The Board was satisfied that the total fee paid was not excessive, and would be sufficient to allow Catalyst to provide an appropriate level of services to the Fund once it reaches its target AUM which seemed very attainable.

ii.

Catalyst will be responsible for the overall management of the Funds’ operations, and it is expected that the Funds will benefit from Catalyst's experience and resources in the industry. Further, in conjunction with Catalyst’s advisory experience, TCG Administrative Services, LLC will be providing Catalyst its industry expertise in continuing to develop banking relationships which the Funds would be afforded the opportunity to invest in pursuant to its FDIC strategy.

iii.

Catalyst’s expected contribution to the overall management of the Funds as Adviser was satisfactory and the Board determined that the advisory fee to be paid by the Funds to Catalyst was consistent with industry standards and the comparable fee data considered, and sufficient to sustain Catalyst’s delivery of the advisory services.

iv.

The fees to be paid by the Funds pursuant to their distribution plans will not exceed the existing distribution and shareholder servicing fee currently paid by the Funds.

v.

Catalyst’s agreement to comply with the terms of Section 15(f) of the 1940 Act, so that there will be no “unfair burden” (as defined in the 1940 Act and discussed below) placed upon the Funds.

vi.

Despite the increase in the expense limitation from .25% to .30% the engagement of Catalyst was found by the Board to have minimal impact on the expenses or fees to be charged to the Funds and that given the respective services to be provided by Catalyst, the proposed advisory fees were not excessive individually or in the aggregate, and were appropriate, individually and in the aggregate to compensate Catalyst for the services to be provided at the level that the Board has come to expect.

vii.

The Board also took into account the benefits of having Catalyst provide investment advisory services to the Trusts on behalf of the Funds and, in particular, that doing so would allow the Funds to increase their access to marketing resources offered through Catalyst’s sales network and thus better grow the Funds’ assets under management. In this regard the Board noted that the Funds have not grown under TCG’s management. The Board accorded weight to the benefits that could potentially flow to the Funds from increased assets under management as a result of a new, long-term investment advisory relationship with Catalyst. The Independent Trustees accorded weight to Catalyst’s representation that it would seek to provide the Funds with at least the same level, quality, scope and nature of services currently being provided to the Trust under the current advisory agreement.

After extensive discussion, the Board found:

i.

the nature and extent and quality of the services to be provided by the Advisor were acceptable and within industry norms for transactions of this sort;

ii.

the costs of the services provided and the profits realized by the Advisor and its affiliates from their relationship with the Funds, especially considering the likely expense reimbursement by the Advisor to the Funds for the foreseeable future, are acceptable and do not impose an unfair burden on the Funds;

iii.

the economies of scale to be realized as the Funds grow and their expense reimbursements are acceptable; and

iv.

the economies of scale to be realized for the benefit of Funds’ investors were considered and it is anticipated that Catalyst will be able to raise additional assets.

The Board reviewed comparative data that showed that the total of fees to be delivered by the Advisor, given the size and expense ratio of the Fund were within industry norms and were acceptable.

The Board members determined that they had adequate information to assess the factors they desired to take into consideration, with special attention given to the difficulty of projecting Catalyst’s cost of providing the services under the proposed Investment Management Agreement and the profitability of Catalyst’s services.

Thereafter, Mr. Jorge Coloma discussed and the Board recognized that Catalyst demonstrated the potential for increasing the size of the Funds due to the resources that Catalyst’s affiliates have available and its established marketing relationships. The Board further noted that over the long-term, if this potential for a larger asset base is realized, it could reduce each Fund’s share of total operating expenses. Mr. Jorge Coloma also discussed with the Board that it is contemplated that TCG Administrative Services, LLC will be retained as the Funds’ administrator which will provide the Funds with access to the banking industry which the Funds currently enjoy along with the continued increase of additional banking opportunities.

Investment Advisor

Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2

Huntington, NY 11743

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust II

By: /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: March 8, 2016

By: /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: March 8, 2016